CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (4,573)	$ (3,447)	$ (1,241)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation	189	174	151
Stock-based compensation	210	569	144
Gain on sale of marketable securities	(234)	(135)	(1)
Increase (decrease) in accrued severance pay, net	48	(32)	30
Deferred taxes expense (benefit)	(23)	(127)	49
Decrease in trade receivables, net	874	63	805
Decrease (increase) in prepaid expenses and other current assets	468	(253)	(256)
Increase (decrease) in trade payables	(117)	40	(110)
Increase (decrease) in accrued expenses and other liabilities	334	(425)	(221)
Increase (decrease) in deferred revenue	(1,139)	1,888	(853)
Increase in other long-term liabilities	146	54	408
Net cash used in operating activities	(3,817)	(1,631)	(1,095)
Cash flows from investing activities:
Investment in short-term bank deposit		(502)
Proceeds from sale of short-term bank deposit	502
Proceeds from sale of marketable securities	2,178	5,793	3,350
Investment in marketable securities	(1,697)	(3,548)	(1,899)
Purchase of property and equipment	(141)	(225)	(142)
Decrease (increase) in restricted cash deposit	79	(94)	202
Net cash provided by investing activities	921	1,424	1,511
Cash flows from financing activities
Proceeds from the issuance of shares, net	3,984	1,252
Proceeds from exercise of stock options	40	102	37
Net cash provided by financing activities	4,024	1,354	37
Effect of exchange rate changes on cash	56	(68)	(63)
Increase in cash and cash equivalents	1,184	1,079	390
Cash and cash equivalents at the beginning of the year	4,517	3,438	3,048
Cash and cash equivalents at the end of the year	5,701	4,517	3,438
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	8	67	90
Non-cash investing information:
Investment in leasehold improvements, computers and peripheral equipment upon accrued expenses and other liabilities and other long-term liabilities		$ 59	$ 17